CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities	As at December 31, 2020, the undiscounted maturity analysis for the partnership’s lease liabilities obligation is as follows:

	2020
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$238	$664	$732	$1,634
Total lease liabilities	$238	$664	$732	$1,634
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt for the year ended December 31, 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Operating leases	$360	$748	$397	$1,505
Total - December 31, 2020	$360	$748	$397	$1,505